Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other (Tables)	6 Months Ended
Jun. 30, 2013
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Profit Loss On Sale Of Assets Realization Of Loans Indirect Tax And Other [Text Block]
	Six months ended June 30,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Write-down of ore stockpiles and materials on the leach pad to net realizable value	238	-
Indirect taxes and legal claims (1)	31	6
Impairment of investments	26	1
Inventory write-off due to fire at Geita	14	-
Loans written off	7	-
Legal fees and other costs related to Mining and Building Contractors Limited contract termination	2	-
Settlement costs of a legal claim at First Uranium (Pty) Limited	2	-
Profit on disposal of AGA-Polymetal Strategic Alliance (2)	-	(20)
Royalties received (3)	(16)	(17)
(Profit)/loss on disposal of land, equipment and assets, mineral rights, exploration properties and other	(3)	5

	301	(25)

Taxation (benefit)/expense on above items	(14)	4

(1) Indirect taxes and legal claims are in respect of:

Tanzania	24
Guinea	7	6
Colombia	3
Brazil	(3)	1
United States of America		2
Argentina		(2)
Namibia		(1)

(2) On February 8, 2012, the transaction to dispose of the AGA-Polymetal Strategic Alliance to Polyholding Limited was completed. These assets were fully impaired as at December 31, 2011.

(3) Royalties received include:
Newmont Mining Corporation (2009 sale of Boddington Gold mine)	(13)	(14)
Simmers & Jack Mines Limited (2010 sale of Tau Lekoa Gold mine)	(3)	(3)